UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., Treasurer
800 Nicollet Mall, BC-MN-H05O
Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1—Report to Stockholders

2008 Annual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime Portfolio

TABLE OF CONTENTS

Holdings Summary	1
Expense Example	1
Report of Independent Registered Public Accounting Firm	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Notice to Shareholders	14

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST     2008 Annual Report

HOLDINGS SUMMARY

Portfolio Allocation as of December 31, 2008 (1) P(% of net assets)

Floating Rate Corporate Notes	44.6%
Certificates of Deposit	28.3
Repurchase Agreements	11.8
Commercial Paper	5.2
Money Market Funds	4.2
U.S. Government & Agency Securities	2.7
Other Investment	0.8
Other Assets and Liabilities, Net (2)	2.4U
100.0%

(1)	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
(2)	Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The first line provides the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the portfolio and other funds.  To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds

Prime Portfolio

	Beginning Account Value (7/01/2008)	Ending Account Value (12/31/2008)	Expenses Paid During PeriodP[3] (7/01/2008 to 12/31/2008)
Actual4	$1,000.00	$1,012.30	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.04	$0.10

[3]
Expenses are equal to the portfolio's annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/366 (to reflect the one-half year period).

[4]	Based on the actual return for the six-month period ended December 31, 2008 of 1.23%.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          1

Report of Independent Registered PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Mount Vernon Securities Lending Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mount Vernon Securities Lending Trust, (comprised of the Mount Vernon Securities Lending Prime Portfolio) (the “Portfolio”) as of December 31, 2008, and the related statement of operations, statement of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mount Vernon Securities Lending Prime Portfolio at December 31, 2008, the results of its operations, the changes in its net assets, and financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 27, 2009

MOUNT VERNON SECURITIES LENDING TRUST    Annual Report 2008          2

Schedule of INVESTMENTS  December 31, 2008, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE
Floating Rate Corporate Notes Δ – 44.6%
Allstate Life Global Funding III
1.775%, 3/20/2009	$20,000	$20,000
1.775%, 3/20/2009	130,000	130,000
Bank of Nova Scotia
4.570%, 1/09/2009 ■	50,000	50,000
Bayerische Landesbank
0.521%, 1/23/2009	237,000	237,000
BP Capital Markets
2.284%, 3/11/2009	50,000	50,000
Commonwealth Bank
3.443%, 2/03/2009 ■	50,000	50,000
Credit Suisse
0.210%, 1/02/2009	50,000	50,000
Depfa Bank
2.056%, 1/15/2009 ■ ∞	128,168	128,168
Goldman Sachs
0.564%, 1/23/2009 ∞	50,000	50,000
Hartford Life Global Funding
2.250%, 1/02/2009 ∞	75,000	75,000
HSBC Bank
5.219%, 1/14/2009	50,000	50,000
ING Bank
1.716%, 3/26/2009 ■	100,000	100,000
Jackson National Life Funding
2.688%, 2/10/2009 ■ ∞	128,000	128,000
Lehman Brothers
0.000%, 1/23/2009 ∞ ♦ ♠	40,000	3,600
MetLife Global Funding
5.194%, 1/13/2009 ■	150,000	150,000
Monumental Life Global Funding
1.575%, 1/15/2009 ■ ∞	50,000	50,000
Morgan Stanley
1.345%, 1/14/2009 ∞	50,000	50,000
National Australia Bank ■
2.403%, 3/06/2009	50,000	50,000
2.423%, 3/06/2009	75,000	75,000
PRICOA Global Funding ■ ∞
2.445%, 2/13/2009	50,000	50,000
1.836%, 3/25/2009	75,000	75,000
Svenska Handelsbaken
4.418%, 1/06/2009 ■	46,000	46,000
Toyota Motor
0.590%, 1/02/2009	50,000	50,000
0.590%, 1/02/2009	50,000	50,000
Wachovia Bank
4.418%, 1/05/2009 ∞	79,000	79,000
Wells Fargo Bank
0.640%, 1/02/2009	125,000	125,000
WestLB AG
1.895%, 1/09/2009 ■	100,000	100,000
Westpac Banking
2.430%, 3/04/2009 ■	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $2,150,268)		2,146,768

DESCRIPTION	PAR	VALUE
Certificates of Deposit Δ – 28.3%
Abbey National Treasury Services
1.090%, 1/02/2009	$250,400	$250,400
1.435%, 1/13/2009	20,000	20,000
2.525%, 2/13/2009	50,000	50,000
Bank of Scotland
2.916%, 2/06/2009	34,000	34,000
Barclays Bank
2.476%, 1/06/2009 ∞	50,000	50,000
BNP Paribas
0.690%, 1/02/2009	100,000	100,000
Deutsche Bank
1.735%, 3/23/2009	100,000	100,000
Natixis
0.890%, 1/02/2009	118,000	118,000
0.890%, 1/02/2009	256,000	256,000
PNC Bank
3.736%, 1/28/2009	100,000	100,000
Royal Bank of Canada
3.215%, 1/02/2009	90,000	90,000
Societe Generale
0.730%, 1/02/2009	120,000	120,000
Westpac Banking
2.518%, 2/20/2009	75,000	75,000
Total Certificates of Deposit
(Cost $1,363,400)		1,363,400

Commercial Paper – 5.2% Asset Backed – 3.1%
Atlantic Asset Securitization
0.040%, 1/02/2009	50,000	50,000
Chariot Funding
0.050%, 1/02/2009	1,001	1,001
Old Line Funding
0.050%, 1/02/2009	1,811	1,811
Starbird Funding
0.400%, 1/02/2009	96,000	95,999
Total Asset-Backed		148,811

Non Asset-Backed – 2.1%
Danske
4.850%, 1/20/2009 Δ ■	100,000	100,000
Total Commercial Paper
(Cost $248,811)		248,811

U.S. Government & Agency Securities Δ – 2.7% U.S. Agency Debentures – 2.7%
Federal Home Loan Bank
0.640%, 1/02/2009	100,000	100,000
0.645%, 1/02/2009	31,000	31,000
Total U.S. Government & Agency Securities
(Cost $131,000)		131,000

Repurchase Agreements – 11.8%
Credit Suisse
0.030%, dated 12/31/2008, matures 1/02/2009,
repurchase price $153,000 (collateralized by various securities: Total market value $156,062)	153,000	153,000

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          3

Schedule of INVESTMENTS  December 31, 2008, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE
Goldman Sachs
0.060%, dated 12/31/2008, matures 1/02/2009,
repurchase price $100,000 (collateralized by various securities: Total market value $102,000)	$100,000	$100,000
ING Financial
0.040%, dated 12/31/2008, matures 1/02/2009,
repurchase price $315,394 (collateralized by various securities: Total market value $321,705)	315,393	315,393
Total Repurchase Agreements
(Cost $568,393)		568,393

Money Market Funds – 4.2%	SHARES
DWS Institutional Fund	106,422,764	106,423
Goldman Sachs Prime Obligations Fund	95,800,000	95,800
Total Money Market Funds
(Cost $202,223)		202,223

Other Investment – 0.8%
Support Agreement with Affiliate ♠ ●
(Cost $0)		36,702

Total Investments - 97.6%
(Cost $4,664,095)		4,697,297
Other Assets and Liabilities, Net – 2.4%		117,651
Total Net Assets - 100.0%		$4,814,948

Δ	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2008.The date shown is the next reset date.

■
Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of December 31, 2008, the value of these investments was $1,227,168 or 25.5% of total net assets.

∞
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of December 31, 2008, the value of these investments was $738,768 or 15.3% of total net assets.

♦
Security is in default at December 31, 2008. In September 2008, the security’s cost basis was written down to $7,100 and a loss was realized on the transaction. This amount is presented in the realized and unrealized gain (loss) section of the Statement of Operations. The security is covered under a support agreement between an affiliate of the portfolio’s investment advisor and the portfolio. See note 10 in Notes to Financial Statements.

♠	An affiliate of the portfolio’s investment advisor has entered into a support agreement with the portfolio. See note 10 in Notes to Financial Statements.

●	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          4

Schedule of ASSETS AND LIABILITIES  December 31, 2008, all dollars are rounded to thousands (000), except per share data

Prime Portfolio
Investments in securities, at cost	$4,095,702
Support agreement, at cost (note 10)	—
Repurchase agreements, at cost	568,393
ASSETS:
Investments in securities (note 2)	$4,092,202
Support agreement (note 10)	36,702
Repurchase agreements (note 2)	568,393
Cash	137
Receivable for dividends and interest	12,670
Receivable for investment securities sold (note 9)	109,209
Receivable from advisor	5
Total assets	$4,819,318
LIABILITIES:
Dividends payable	$4,278
Payable to affiliates (note 3)	92
Total liabilities	4,370
Net assets	$4,814,948
COMPOSITION OF NET ASSETS:
Portfolio capital	$4,822,857
Accumulated net realized loss on investments (note 2)	(41,111)
Net unrealized appreciation of investments, net of support agreement (note 10)	33,202
Net assets	$4,814,948
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	4,822,857
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          5

Statement of OPERATIONS     For the year ended December 31, 2008, all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$345,361
Total investment income	345,361
EXPENSES (note 3):
Administration fees	2,350
Indirect payments to custodian	4
Total expenses	2,354
Investment income - net	343,007
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on investments	(41,089)
Net change in unrealized appreciation or depreciation of investments and support agreement (note 10)	33,202
Net loss on investments	(7,887)
Net increase in net assets resulting from operations	$335,120

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          6

Statement of CHANGES IN  NET ASSETS   all dollars are rounded to thousands (000)

		Prime Portfolio
	Year Ended 12/31/2008P P	Year Ended 12/31/2007
OPERATIONS:
Investment income - net	$343,007	$723,931
Net realized loss on investments	(41,089)	(24,338)
Reimbursement from affiliate (note 8)	—	24,316
Net change in unrealized appreciation or depreciation of investments and support agreement (note 10)	33,202	—
Net increase in net assets resulting from operations	335,120	723,909
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(343,007)	(723,931)
Total distributions	(343,007)	(723,931)
CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	42,198,273	69,284,036
In-kind transfer from Mount Vernon Short-Term Bond Portfolio liquidation (note 1)	2,619,344	—
Payments for redemptions	(51,080,073)	(63,965,526)
Increase (decrease) in net assets from capital share transactions	(6,262,456)	5,318,510
Total increase (decrease) in net assets	(6,270,343)	5,318,488
Net assets at beginning of year	11,085,291	5,766,803
Net assets at end of year	$4,814,948	$11,085,291

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          7

FINANCIAL  HIGHLIGHTS   For a share outstanding throughout the indicated periods

					Prime Portfolio
	Year Ended 12/31/2008		Year Ended 12/31/2007		Nine-Month Fiscal Period Ended 12/31/2006[1]
PER-SHARE DATA:
Net asset value, beginning of period	$1.00		$1.00		$1.00
Net investment income	0.03		0.05		0.04
Distributions from net investment income	(0.03)		(0.05)		(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00
RATIOS / SUPPLEMENTAL DATA:
Total return	2.90	%²	5.47	3	4.06%
Net assets at end of period (000)	$4,814,948		$11,085,291		$5,766,803
Ratio of expenses to average net assets4	0.02%		0.02%		0.02%
Ratio of net investment income to average net assets	2.91%		5.35%		5.30%
[1] Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.
[2] Total return would have been 1.88% without the support agreement (note 10).
[3] The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 8).
[4] Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008         8

Notes to FINANCIAL  STATEMENTS    December 31, 2008, all dollars and shares are rounded to thousands (000)

1 >           Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act (the “Act”) of 1940, as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7. The portfolio commenced operations on April 1, 2006. Another series of the trust, Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”), was liquidated on June 24, 2008, at which time $2,619,344 of securities were contributed in-kind to the portfolio at amortized cost in exchange for shares of the portfolio, which were distributed to Short-Term Bond Portfolio shareholders.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 >           Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held (except for money market funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees (the “trustees”). Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. As of December 31, 2008, the only fair valued investment held by the portfolio was the support agreement (see note 10) with a total value of $36,702 or 0.8% of total net assets. The portfolio also fair valued the receivable for investment securities sold at $109,209 as of December 31, 2008 (see note 9). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will then determine what action, if any, to take. During the fiscal year ended December 31, 2008, the difference between aggregate market price and aggregate amortize cost of all securities held by the portfolio exceeded 0.25%. As a result, an affiliate of the portfolio’s investment advisor entered into an agreement with the portfolio designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which portfolio shares are purchased and redeemed to remain at $1.00 per share. See note 10 for additional information.

Investments in money market mutual funds are valued at their respective net asset values on the valuation date.

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on January 1, 2008.  FAS 157 requires the portfolio to classify its investments based on valuation method, using the following three levels:

ULevel 1U - Quoted prices in active markets for identical securities.

Generally, the types of securities included within Level 1 of the portfolio are investments in publicly traded mutual funds with quoted prices.

ULevel 2U - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ULevel 3U - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).

Generally, the types of securities (or other investments) included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008         9

Notes to FINANCIAL  STATEMENTS    December 31, 2008, all dollars and shares are rounded to thousands (000)

As of December 31, 2008, the portfolio’s investments in securities were classified as follows:

Investments
Level 1 - Quoted prices in active markets for identical assets	$202,223
Level 2 - Other significant observable inputs	4,458,372
Level 3 - Significant unobservable inputs	36,702
Total	$4,697,297

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
Balance as of December 31, 2007	$—
Accrued discounts (premiums)	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation¹	36,702
Net purchases (sales)	—
Transfers in (out) of Level 3	—
Balance as of December 31, 2008	$36,702
¹ These unrealized gains are reflected in the accompanying Statement of Operations, and relate to an investment held by the portfolio at December 31, 2008.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized.  It may be some period of time before industry practices become more uniform.  For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. As of December 31, 2008, the portfolio held investments in illiquid securities with a total value of $738,768 or 15.3% of total net assets. Due to changes in market conditions, a number of holdings that had previously been determined to be liquid were deemed illiquid. For so long as the portfolio holds illiquid securities representing 10% or more of its total net assets, the portfolio may not purchase additional illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees. As of December 31, 2008, Prime Portfolio held no restricted securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – The portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The portfolio has adopted FIN 48 and as of December 31, 2008, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          10

Notes to FINANCIAL  STATEMENTS    December 31, 2008, all dollars and shares are rounded to thousands (000)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007, were as follows:

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07
Ordinary income	$365,938	$723,441

As of December 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,278
Accumulated capital and post-October losses	(116)
Unrealized appreciation	33,202
Other accumulated losses	(40,995)
Total accumulated earnings (deficit)	$(3,631)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2008.

As of December 31, 2008, the portfolio had a capital loss carryforward of $116 of which, if not offset by subsequent capital gains, $22 will expire in 2015 and $94 will expire in 2016.

REPURCHASE AGREEMENTS – The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2008.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >           Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, FAF Advisors manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, FAF Advisors provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          11

Notes to FINANCIAL  STATEMENTS    December 31, 2008, all dollars and shares are rounded to thousands (000)

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred and credits are received for interest earned on uninvested cash balances. Effective September 1, 2008, the policy for receiving credits on uninvested cash balances was terminated. Any uninvested cash balance is deposited in a non-interest bearing FDIC insured account.

For the fiscal year ended December 31, 2008, the portfolio incurred $23 in interest expense and earned $19 in interest. The net amount is disclosed as “Indirect payments to custodian” in the Statement of Operations.

4 >           Capital Share Transactions

The trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the portfolio were as follows:

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07
Shares issued	44,817,617	69,284,036
In-kind transfer from Mount Vernon Short-Term Bond Portfolio liquidation	2,619,344	———
Shares redeemed	(51,080,073)	(63,965,526)
Net increase (decrease) in capital shares	(6,262,456)	5,318,510

5 >           Investment Security Transactions

During the fiscal year ended December 31, 2008, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

On December 31, 2008 the cost of investments for federal income tax purposes was $4,705,090. The aggregate gross unrealized appreciation and depreciation of investments held by the portfolio based on this cost, were as follows:

Aggregate gross appreciation	$36,702
Aggregate gross depreciation	(44,495)
Net depreciation	$(7,793)

6 >           Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7 >           Affiliated Transactions

During the fiscal year, an affiliate of the portfolio’s advisor purchased certain securities held by the portfolio for cash of $721,013, which equaled the securities’ amortized cost plus accrued interest. Such securities were purchased pursuant to no-action relief granted by the Securities and Exchange Commission.

8 >           Reimbursement from Affiliate

On November 26, 2007, an affiliate of the portfolio’s advisor purchased various secured liquidity notes held by the portfolio. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the 1940 Act. The amount shown in the portfolio’s Statements of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

9 >           Receivable for Investment Securities Sold

The $109,209 receivable for securities sold (the “receivable”) which is disclosed on the Statement of Assets and Liabilities represents the net realizable value determined through a fair-value estimation of the remaining proceeds from the portfolio’s redemption at a net asset value of $1.00 per share of 557,000 shares of the Primary Fund, a series of the Reserve Fund.  Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds.  The Primary Fund is in the process of liquidating its assets. From redemption date through December 31, 2008 the portfolio received partial redemption proceeds of $439,697 (see note 11). The timing and amount of future payments that the portfolio may receive is uncertain, and the value of the receivable represents the net realizable value determined through a fair-value estimation of such payments.

10>           Support Agreement with Affiliate

On September 25, 2008, an affiliate of the portfolio’s investment advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would prevent any losses realized on $40,000 principal amount of notes issued by Lehman Brothers Holdings, Inc. (“Lehman notes”) and held in the portfolio, or any losses realized on the portfolio's receivable for its Primary Fund redemption proceeds (see note 9) (up to a maximum loss on the receivable of $27,850), from causing the price at which the portfolio purchases and redeems its shares to drop below $1.00 per share.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          12

Notes to FINANCIAL  STATEMENTS    December 31, 2008, all dollars and shares are rounded to thousands (000)

Generally, upon a sale or other ultimate disposition of Lehman notes or the receivable, or receipt of payment on the receivable that is less than the face amount of the receivable, the agreement obligates the support provider to make a cash contribution to the portfolio, up to the loss incurred upon the disposition, and subject to the maximum loss noted above with respect to the receivable, sufficient to restore the portfolio’s market based net asset value per share to a level that would allow the portfolio to purchase and redeem its shares at $1.00 per share.  The agreement terminates on March 15, 2009.  The portfolio is obligated to sell any remaining Lehman notes and the receivable prior to the termination date if such a sale would require the support provider to make a payment to the portfolio.  The agreement was entered into at no cost to the portfolio, and the support provider is not entitled to obtain any shares or other property from the portfolio in exchange for its payments under the agreement.

The portfolio treats the agreement as an asset of the portfolio in calculating its market based net asset value.  The value of the agreement may increase or decrease on any day the portfolio calculates its market based net asset value per share as a result of changes in the market value of the Lehman notes, the fair value of the receivable, or other factors.  At December 31, 2008, the fair value of the agreement was estimated to be $36,702 (see note 11).

11>           Subsequent Events

The support provider has indicated that it will purchase the Lehman notes at amortized cost before the termination of the agreement referenced in note 10, and, subject to obtaining necessary no-action relief from the staff of the Securities and Exchange Commission, will extend the term of such agreement with respect to the Primary Fund receivable to October 31, 2009.

The portfolio received an additional payment from Reserve Funds of $36,994 with respect to the Primary Fund receivable on February 20, 2009.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          13

Notice to SHAREHOLDERS    December 31, 2008 (unaudited)

TAX INFORMATION

For the fiscal year ended December 31, 2008, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:
Portfolio	Long Term Capital Gains Distributions (Tax Basis)P1	Ordinary Income Distributions (Tax Basis)P1	Total Distributions (Tax Basis)	Dividends Received DeductionP[2]	Qualified Dividend IncomeP[2]
Prime Portfolio	0.00%	100%	100%	0.00%	0.00%
1	Based on a percentage of the portfolio’s distributions.
2	Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 88.73%.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-3447 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          14

Notice to SHAREHOLDERS    December 31, 2008 (unaudited)

Trustees and Officers of the Portfolio

Independent Trustees
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee *
Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight™, a logistics/supply chain company since August 2004; Vice President and Chief Operating Officer of Cargo - United Airlines, from July 2001 through retirement in June 2004
				First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Investment consultant and non-profit board member since 2001; Board Chair, United Educators Insurance Company	First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006	Retired; Principal from 1983 to 2004,William Blair & Company, LLC, a Chicago-based investment firm	First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; member, investment advisory committee, Sisters of the Good Shepard
				First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions, and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including 62 portfolios	Cliff’s Natural Resources Inc. (a producer of iron ore pellets and coal)
Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005
Attorney at law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, Excensus™, LLC, a strategic demographic planning and application development firm
				First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Trustee
Chair term three years. Trustee term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of Mount Vernon Securities Lending Trust’s Board since September 2005; Trustee of Mount Vernon Securities Lending Trust since September 2005
			Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Chair, St. Paul Riverfront Corporation, since 2005	First American Funds Complex: twelve registered investment companies, including 62 portfolios	None
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President of Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including 62 portfolios	None

*
Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about portfolio trustees and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          15

Notice to SHAREHOLDERS    December 31, 2008 (unaudited)

Officers
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since September 2005	Chief Executive Officer, FAF Advisors, Inc.; Chief Investment Officer, FAF Advisors, Inc. since September 2007
Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956) *	Vice President - Administration	Re-elected by the Board annually; Vice President – Administration of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President, FAF Advisors, Inc.
Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Treasurer, FAF Advisors, Inc. since October 2004; prior thereto, Vice President of investment accounting and fund treasurer, Thrivent Financial for Lutherans
Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of Mount Vernon Securities Lending Trust since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc. since September 2005; prior thereto, Director and Senior Project Manager, FAF Advisors, Inc.
David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since September 2005
Chief Compliance Officer, FAF Advisors, Inc. since March 2005; Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since December 2008
Compliance Manager, FAF Advisors, Inc. since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst, Wachovia Retirement Services

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since September 2005	Deputy General Counsel, FAF Advisors, Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm
James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm
James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President, U.S. Bancorp Fund Services, LLC
Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006	Counsel, FAF Advisors, Inc. since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc.

*
Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust.  Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and an affiliate of FAF Advisors, Inc.

MOUNT VERNON SECURITIES LENDING TRUST     Annual Report 2008          16

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)
Audit Fees* - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2008 and $0 in the fiscal period ended December 31, 2007, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)
Audit-Related Fees* – E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2008 and $0 in the fiscal period ended December 31, 2007, including fees associated with the semi-annual review of portfolio disclosures.

(c)
Tax Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2008 and $0 in the fiscal period ended December 31, 2007, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees* - E&Y billed the registrant fees of $0 in the fiscal period ended December 31, 2008 and $0 in the fiscal period ended December 31, 2007, for other services to the registrant.

* Pursuant to an administration agreement, FAF Advisors, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio.  At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services.  Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)
The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $150,163 in the fiscal year ended December 31, 2008 and $326,500 in the fiscal period ended December 31, 2007.

(h)
The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/Thomas. S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas. S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 9, 2009

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 9, 2009